Effects of changes in currency exchange rate (Details) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets [abstract]
Cash and cash equivalents	$ 597,081,675	$ 265,568,125	$ 396,389,016	$ 196,369,224
Other financial assets	45,657,992	23,851,496
Other non-financial assets	22,037,741	29,330,418
Trade and other current receivables	445,263,536	372,995,729
Accounts receivable from related parties	6,204,099	5,307,264
Inventories	480,799,534	353,427,061
Biological assets	16,180,293	12,546,705	10,595,029
Current tax assets	46,707,525	26,062,856
Non-current assets of disposal groups classified as held for sale	2,016,037	2,282,720
Total current assets	1,661,948,432	1,091,372,374
Chilean Pesos [Member]
Current assets [abstract]
Cash and cash equivalents	48,180,152	174,214,608
Other financial assets	571,051	4,951,009
Other non-financial assets	8,946,880	18,165,719
Trade and other current receivables	282,390,133	237,176,084
Accounts receivable from related parties	5,798,542	5,048,047
Inventories	388,604,763	275,580,687
Biological assets	13,592,851	10,664,235
Current tax assets	43,022,629	24,527,676
Non-current assets of disposal groups classified as held for sale	0	1,770,547
Total current assets	791,090,809	752,098,612
US Dollar [Member]
Current assets [abstract]
Cash and cash equivalents	522,994,678	32,325,725	22,294,738
Other financial assets	2,204,333	12,617,110
Other non-financial assets	227,457	2,007,542
Trade and other current receivables	48,418,379	38,729,972
Accounts receivable from related parties	15,333	0
Current tax assets	25,895	0
Total current assets	573,886,075	85,680,349
Euros [Member]
Current assets [abstract]
Cash and cash equivalents	555,639	2,495,431
Other financial assets	13,999	1,413,219
Other non-financial assets	402,194	250,923
Trade and other current receivables	9,337,050	10,590,738
Accounts receivable from related parties	309,593	222,226
Total current assets	10,618,475	14,972,537
Argentinean Pesos [Member]
Current assets [abstract]
Cash and cash equivalents	19,317,028	50,866,859	30,254,883
Other non-financial assets	10,895,290	7,767,165
Trade and other current receivables	82,631,131	67,465,436
Inventories	74,033,863	61,172,359
Biological assets	2,587,442	1,882,470
Current tax assets	3,318,140	1,265,406
Non-current assets of disposal groups classified as held for sale	2,016,037	512,173
Total current assets	194,798,931	190,931,868
Uruguayan Peso [Member]
Current assets [abstract]
Cash and cash equivalents	1,170,848	1,498,157	1,213,256
Other non-financial assets	98,026	62,771
Trade and other current receivables	6,786,253	5,243,169
Inventories	3,094,200	3,001,911
Current tax assets	340,861	269,774
Total current assets	11,490,188	10,075,782
Paraguayan Guarani [Member]
Current assets [abstract]
Cash and cash equivalents	2,681,005	1,264,251	2,534,290
Other financial assets	9,474,224	4,676,545
Other non-financial assets	319,079	91,262
Trade and other current receivables	11,954,861	7,912,325
Accounts receivable from related parties	5,968	281
Inventories	11,394,845	10,178,822
Total current assets	35,846,174	24,123,486
Other currencies [Member]
Current assets [abstract]
Cash and cash equivalents	1,499,931	2,478,706	$ 447,388
Other financial assets	114,029	193,613
Other non-financial assets	174	0
Trade and other current receivables	1,898,355	2,216,484
Inventories	430,947	0
Total current assets	3,943,436	4,888,803
Unidades de Fomento
Current assets [abstract]
Other financial assets	33,280,356	0
Other non-financial assets	1,046,688	865,893
Trade and other current receivables	46,599	2,133,884
Accounts receivable from related parties	74,663	36,710
Total current assets	34,448,306	3,036,487
Bolivianboliviano [Member]
Current assets [abstract]
Cash and cash equivalents	682,394	424,388
Other non-financial assets	101,953	119,143
Trade and other current receivables	1,800,775	1,527,637
Inventories	3,240,916	3,493,282
Total current assets	$ 5,826,038	$ 5,564,450